DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	May 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013 USD ($)	May 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in November 2013 RUB	May 31, 2013 Credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014 USD ($)	May 31, 2013 Credit facility granted to MTS OJSC in 2005 with an original maturity in May 2014 RUB	Apr. 30, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013 USD ($)	Apr. 30, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in October 2013 RUB	Mar. 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in September 2013 USD ($)	Mar. 31, 2013 HSBC credit facility granted to MTS OJSC in 2004 with an original maturity in September 2013 RUB	Dec. 31, 2014 Cash flow hedging RUB	Dec. 31, 2013 Cash flow hedging RUB	Dec. 31, 2012 Cash flow hedging RUB	Dec. 31, 2010 Cash flow hedging RUB	Dec. 31, 2013 Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2014 Cash flow hedging Designated as hedges RUB	Dec. 31, 2013 Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Cash flow hedging Designated as hedges RUB	Dec. 31, 2013 Interest rate swaps Cash flow hedging Unrealized gains / (losses) on derivatives Amount Reclassified From Accumulated Other Comprehensive Income RUB	Dec. 31, 2014 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2013 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2014 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2013 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB	Dec. 31, 2012 Cross-currency interest rate swaps Cash flow hedging Designated as hedges RUB
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives																(33)	15,519	(961)	(664)	(33)	231	(184)	(429)	15,288	(777)	(235)
Ineffective portion of derivative included in earnings																					173	(28)	(183)	(2,315)
Voluntary prepayment of principal and interest	29,437.0	38,996.0	37,394.0	3.2	102.0	21.8	686.0	4.2	132.0	8.9	276.0
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives income / (loss), beginning of the year, net of tax of 293 and 4 and (60), respectively												1,467	21		(241)
Change in fair value of derivatives, net of tax	2,801	1,445	255									14,468	691	(204)
Amounts reclassified into earnings during the period												(11,668)	755	466
Accumulated derivatives, end of the year, net of tax of 853 and 293 and 4, respectively												4,267	1,467	21	(241)
Changes in tax effect derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives income/(loss) tax portion, beginning of the year												293	4	(60)
Fair value adjustments on hedging derivatives net of tax												2,894	138	(29)
Amounts reclassified into earnings during the period, tax portion												(2,334)	151	93
Accumulated derivatives income/(loss) tax portion, end of the year												853	293	4
Net loss expected to be reclassified into net income during the next twelve months												1,011